RELATED PARTY TRANSACTIONS AND AFFILIATED COMPANIES - Narrative (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Nov. 30, 2022 USD ($)	Jan. 31, 2014 tanker vessels
Disclosure of transactions between related parties [line items]
Related party payables	$ 40,546		$ 31,248
$275.0 million revolving credit facility
Disclosure of transactions between related parties [line items]
Interest expense	7,600	$ 6,600
Notional amount				$ 275,000
Undrawn borrowing facilities	199,700
TFG Marine
Disclosure of transactions between related parties [line items]
Share of profit (loss) of associates accounted for using equity method	(3,700)	(6,500)
FMS Hold Co
Disclosure of transactions between related parties [line items]
Share of profit (loss) of associates accounted for using equity method	(1,200)	600
SFL Corporation Limited
Disclosure of transactions between related parties [line items]
Number of vessels | vessels					2
Income (loss) on pooled vessels	1,300	$ 200
SFL Corporation Limited | Suezmax tanker
Disclosure of transactions between related parties [line items]
Number of vessels | tanker					2
TFG Marine
Disclosure of transactions between related parties [line items]
Purchases of goods, related party transactions	193,100
Related party payables	18,249		$ 14,831
Cash repayments of advances and loans from related parties	1,400
Dividends received	$ 7,300